Stockholders' Equity (Details 4) - Range One [Member] shares in Thousands	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 25
Exercise Price Range, Upper Range Limit	$ 625
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Number of Outstanding Options | shares	82
Outstanding Options, Weighted Average Remaining Contractual Term	4 years 1 month 17 days
Outstanding Options, Weighted Average Exercise Price	$ 50
Exercise Price Range, Number of Exercisable Options | shares	57
Exercisable Options, Weighted Average Exercise Price	$ 50